BONDS AND NOTES ISSUED (Details 1) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	S/ 15,270,665	S/ 16,049,234
Overdue 90 days [Member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	63,518	36,687
From 3 months to 1 year
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	1,625,563	1,236,046
From 1 to 3 years [Member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	5,375,585	6,508,352
From 3 to 5 years [Member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	2,905,763	760,102
More than 5 years
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest	S/ 5,300,236	S/ 7,508,047